Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0001818105
Registrant Name	Neuberger Private Markets Access Fund LLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES